10-Q Leases - Narrative (Details)	Mar. 31, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	5 years	5 years
Minimum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	1 year	1 year
Maximum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	20 years	20 years